Debt Obligations - Schedule of Principal Payment of Equipment Financing (Detail) - USD ($)	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Principal Payment of Equipment Financing [Line Items]
Total	$ 0	$ 397,128,000
SOLV Energy Holdings LLC [Member]
Principal Payment of Equipment Financing [Line Items]
Total		397,128	$ 369,017
SOLV Energy Holdings LLC [Member] | Equipment Financing [Member]
Principal Payment of Equipment Financing [Line Items]
2026		6,526
2027		7,279
2028		8,004
2029		5,689
2030		345
Total		$ 27,843